Concession Contract Assets - Schedule of Contract Assets (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balances		R$ 11,467	R$ 8,526		R$ 6,704
Additions		6,077	4,940	[1]	3,990
Inflation adjustment		334	433		524
Results of the Periodic Tariff Review	[2]		1,676
Amounts received		(825)	(799)		(746)
RBSE remeasurement		(219)
Others additions		1
Transfers to financial assets		(996)	(782)		(364)
Transfers to intangible assets		(2,628)	(2,516)		(1,590)
Impairment	[3]	(15)	(11)		8
Balances		13,196	11,467		8,526
Transmission Segment [Member]
IfrsStatementLineItems [Line Items]
Balances		6,492	4,757		4,737
Additions		576	425	[1]	242
Inflation adjustment		334	433		524
Results of the Periodic Tariff Review	[2]		1,676
Amounts received		(825)	(799)		(746)
RBSE remeasurement		(219)
Others additions		1
Transfers to financial assets
Transfers to intangible assets
Impairment	[3]
Balances		6,359	6,492		4,757
Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Balances		4,421	3,431		1,850
Additions		5,166	4,167	[1]	3,478
Inflation adjustment
Results of the Periodic Tariff Review	[2]
Amounts received
RBSE remeasurement
Others additions
Transfers to financial assets		(996)	(731)		(364)
Transfers to intangible assets		(2,561)	(2,435)		(1,541)
Impairment	[3]	(15)	(11)		8
Balances		6,015	4,421		3,431
Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Balances		554	338		117
Additions		335	348	[1]	270
Inflation adjustment
Results of the Periodic Tariff Review	[2]
Amounts received
RBSE remeasurement
Others additions
Transfers to financial assets			(51)
Transfers to intangible assets		(67)	(81)		(49)
Impairment	[3]
Balances		R$ 822	R$ 554		R$ 338

[1]	The higher volume of additions in the distribution segment reflects greater investments made, in line with the investment program of CEMIG D.
[2]	In Note 3 this amount is presented net of PIS/Pasep and Cofins taxes.
[3]	This refers to posting or reversal of provisions made for losses in relation to contractual assets in progress (canceled works).